Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 5,766	¥ 2,914
Upward adjustments	¥ 0	¥ 229